Stock Based Incentive Compensation Plans (Summary of activity for stock options with service conditions) (Details) - Stock options with service conditions [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Shares
Outstanding as of beginning of year (in shares) | shares	3,011,536
Granted - original (in shares) | shares	593,609
Exercised (includes shares tendered) (in shares) | shares	(38,374)
Forfeited or expired (in shares) | shares	(170,232)
Outstanding as of end of year (in shares) | shares	3,396,539
Vested or expected to vest as of end of year (in shares) | shares	3,238,301
Exercisable as of end of year (in shares) | shares	2,476,028
Summary of activity for stock options, additional disclosures [Abstract]
Weighted average exercise price as of beginning of year (in dollars per share) | $ / shares	$ 59.23
Weighted average exercise price granted - original (in dollars per share) | $ / shares	55.10
Weighted average exercise price exercised (includes shares tendered) (in dollars per share) | $ / shares	54.76
Weighted average exercise price forfeited or expired (in dollars per share) | $ / shares	63.19
Weighted average exercise price outstanding as of end of year (in dollars per share) | $ / shares	58.36
Weighted average exercise price vested or expected to vest as of end of year (in dollars per share) | $ / shares	58.49
Weighted average exercise price exercisable as of end of year (in dollars per share) | $ / shares	$ 59.47
Weighted average remaining contractual term outstanding as of end of year (in years)	6 years 1 month 2 days
Weighted average remaining contractual term vested or expected to vest as of end of year (in years)	5 years 11 months 19 days
Weighted average remaining contractual term exercisable as of end of year (in years)	5 years 18 days